FINANCIAL RISK FACTORS - Financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contingent consideration | Level 3
FINANCIAL RISK FACTORS
Financial liabilities	$ 90,090	$ 185,522